Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					0 Months Ended					0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Feb. 20, 2014	Mar. 21, 2013	Mar. 21, 2013 Equity Incentive Plan 2013	Feb. 20, 2014 Directors, Officers and Employees of the Company and its subsidiaries	Mar. 21, 2013 Directors, Officers and Employees of the Company and its subsidiaries	Mar. 21, 2013 Company's former Director	Feb. 20, 2014 Equity Incentive Plan 2014	May 03, 2014 CEO Incentive Award	Feb. 20, 2014 Directors Mr Softeland and Mr Erhardt
Equity Incentive Plan [Line Items]
Total shares authorized					240,000				430,000	9,333
Granted	402,167	279,333				394,167	239,333	12,000			8,000
Vested	266,000	21,333
Share based compensation	$ 1,903	$ 600
Total unrecognized compensation cost	$ 2,917
Expected period of recognition of unrecognized compensation cost	0 years 8 months 26 days
Grant Date Fair Value			$ 10.86	$ 6.46